Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Calculation of Earnings per Share

The following table sets forth the calculation of earnings per share (in thousands of Brazilian Reais, except per share amounts):

	December 31, 2018		December 31, 2017		December 31, 2016
Profit attributable from continued operation to ordinary equity holders for basic earnings		975,448		551,021		325,132
Loss attributable from discontinued operation to ordinary equity holders for basic earnings		—		—		(47,328)
Effect of dilution:
Dilutive effect of subsidiary’s stock option plan		(2,882)		(1,352)		(3,096)
Dilutive effect of subsidiary’s stock option plan—discontinued operation		—		—		200
Dilutive effect of put option		—		—		(15,601)

Profit from continued operation attributable to ordinary equity holders adjusted for the effect of dilution		972,566		549,669		306,435
Loss from discontinued operation attributable to ordinary equity holders adjusted for the effect of dilution		—		—		(47,128)

Basic number of shares outstanding—In thousands of shares		244,065		262,999		264,691
Effect of dilution:
Dilutive effect of stock option plan		10,061		5,553		—

Diluted number of shares outstanding—In thousands of shares		254,126		268,552		264,691
Basic earnings (loss) per share from:
Continuing operations	R$	3.997	R$	2.095	R$	1.2283
Discontinuing operations	R$	0.000	R$	0.000	(R$	0.1788)

	R$ 3.997		R$ 2.095		R$ 1.050
Diluted earnings (loss) per share from:
Continuing operations	R$	3.827	R$	2.047	R$	1.1577
Discontinuing operations	R$	0.000	R$	0.000	(R$	0.1780)

	R$ 3.8271		R$ 2.0468		R$ 0.9797